UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-06096

The Torray Fund

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1100

Bethesda, MD 20814-6523

(Address of principal executive offices) (Zip code)

William M Lane

Torray LLC

7501 Wisconsin Avenue, Suite 1100

Bethesda, MD 20814-6523

(Name and address of agent for service)

Registrant’s telephone number, including area code:     301-493-4600

Date of fiscal year end:     December 31

Date of reporting period:     September 30, 2011

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Torray Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2011 (unaudited)

Shares		Market Value

COMMON STOCK 88.68%

20.28% INFORMATION TECHNOLOGY
66,400	International Business Machines Corp.	$11,621,992
226,500	Automatic Data Processing, Inc.	10,679,475
635,200	Cisco Systems, Inc.	9,839,248
632,100	Western Union Co. (The)	9,664,809
424,600	Intel Corp.	9,056,718
400,000	EMC Corp.*	8,396,000
264,900	Hewlett-Packard Co.	5,947,005

		65,205,247

19.95% HEALTH CARE
191,724	Johnson & Johnson	12,214,736
232,800	UnitedHealth Group Inc.	10,736,736
190,700	Baxter International Inc.	10,705,898
203,800	Abbott Laboratories	10,422,332
157,000	WellPoint, Inc.	10,248,960
133,700	Becton Dickinson & Co.	9,802,884

		64,131,546

15.99% FINANCIALS
336,400	Loews Corp.	11,622,620
187,200	Chubb Corp.	11,230,128
219,300	American Express Co.	9,846,570
358,518	Marsh & McLennan Cos., Inc.	9,515,068
380,500	Wells Fargo & Co.	9,177,660

		51,392,046

12.55% CONSUMER STAPLES
346,400	Kraft Foods Inc., Class A	11,632,112
141,300	Procter & Gamble Co. (The)	8,927,334
314,400	Sysco Corp.	8,142,960
89,500	Colgate-Palmolive Co.	7,936,860
113,200	Walgreen Co.	3,723,148

		40,362,414

11.16% INDUSTRIALS
371,946	Cintas Corp.	10,466,561
603,797	General Electric Co.	9,201,866
118,900	3M Co.	8,535,831
134,700	General Dynamics Corp.	7,663,083

		35,867,341

3.15% CONSUMER DISCRETIONARY
559,600	Gannett Co., Inc.	5,332,988
89,300	Tupperware Brands Corp.	4,798,982

		10,131,970

3.10% TELECOMMUNICATIONS
350,000	AT&T Inc.	9,982,000

The Torray Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2011 (unaudited)

Shares		Market Value

2.50% MATERIALS
200,900	E.I. du Pont de Nemours & Co.	$8,029,973

TOTAL COMMON STOCK 88.68%		285,102,537
(cost $279,763,681)

Principal Amount ($)

SHORT-TERM INVESTMENTS 11.20%
35,995,453	BNY Mellon Cash Reserve, 0.05%(1)	35,995,453
(cost $35,995,453)

TOTAL INVESTMENTS 99.88%		321,097,990
(cost $315,759,134)

OTHER ASSETS LESS LIABILITIES 0.12%		376,916

NET ASSETS 100.00%		$321,474,906

TOP 10 HOLDINGS
1	Johnson & Johnson	6	UnitedHealth Group Inc.
2	Kraft Foods Inc., Class A	7	Baxter International Inc.
3	Loews Corp.	8	Automatic Data Processing, Inc.
4	International Business Machines Corp.	9	Cintas Corp.
5	Chubb Corp.	10	Abbott Laboratories

*	Non-income producing securities.
(1)	Represents current yield at September 30, 2011.

See notes to the Schedules of Investments.

The Torray Institutional Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2011 (unaudited)

Shares		Market Value

COMMON STOCK 84.84%

19.87% INFORMATION TECHNOLOGY
4,300	International Business Machines Corp.	$752,629
13,716	Automatic Data Processing, Inc.	646,709
41,000	Cisco Systems, Inc.	635,090
27,956	Intel Corp.	596,301
38,000	Western Union Co. (The)	581,020
25,042	EMC Corp.*	525,632
17,000	Hewlett-Packard Co.	381,650

		4,119,031

18.54% HEALTH CARE
11,264	Johnson & Johnson	717,629
14,500	UnitedHealth Group Inc.	668,740
11,500	Baxter International Inc.	645,610
9,800	WellPoint, Inc.	639,744
11,600	Abbott Laboratories	593,224
7,900	Becton Dickinson & Co.	579,228

		3,844,175

15.19% FINANCIALS
20,200	Loews Corp.	697,910
11,300	Chubb Corp.	677,887
23,217	Marsh & McLennan Cos., Inc.	616,179
13,423	American Express Co.	602,693
23,000	Wells Fargo & Co.	554,760

		3,149,429

12.09% CONSUMER STAPLES
22,200	Kraft Foods Inc., Class A	745,476
8,200	Procter & Gamble Co. (The)	518,076
5,800	Colgate-Palmolive Co.	514,344
18,900	Sysco Corp.	489,510
7,300	Walgreen Co.	240,097

		2,507,503
10.55% INDUSTRIALS
23,792	Cintas Corp.	669,507
35,419	General Electric Co.	539,786
7,200	3M Co.	516,888
8,100	General Dynamics Corp.	460,809

		2,186,990

3.12% TELECOMMUNICATIONS
22,700	AT&T Inc.	647,404

3.05% CONSUMER DISCRETIONARY
33,600	Gannett Co., Inc.	320,208
5,800	Tupperware Brands Corp.	311,692

		631,900

The Torray Institutional Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2011 (unaudited)

	Shares	Market Value

2.43% MATERIALS
12,600	E.I. du Pont de Nemours & Co.	$503,622

TOTAL COMMON STOCK 84.84%		17,590,054
(cost $17,632,739)

Principal Amount ($)

SHORT-TERM INVESTMENTS 15.11%
3,133,855	BNY Mellon Cash Reserve, 0.05%(1)	3,133,855
(cost $3,133,855)

TOTAL INVESTMENTS 99.95%		20,723,909
(cost $20,766,594)

OTHER ASSETS LESS LIABILITIES 0.05%		11,006

NET ASSETS 100.00%		$20,734,915

TOP 10 HOLDINGS
1	International Business Machines Corp.	6	Cintas Corp.
2	Kraft Foods Inc., Class A	7	UnitedHealth Group, Inc.
3	Johnson & Johnson	8	AT&T Inc.
4	Loews Corp.	9	Automatic Data Processing, Inc.
5	Chubb Corp.	10	Baxter International Inc.

*	Non-income producing securities.
(1)	Represents current yield at September 30, 2011.

See notes to the Schedules of Investments.

The Torray Resolute Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2011 (unaudited)

	Shares	Market Value

COMMON STOCK 97.01%

32.11% INFORMATION TECHNOLOGY
261	Apple Inc.*	$99,488
1,123	Visa, Inc., Class A	96,264
3,194	Oracle Corp.	91,796
1,776	Amphenol Corp., Class A	72,407
1,335	Accenture PLC, Class A	70,328
1,467	MICROS Systems, Inc.*	64,416
1,175	Fiserv Inc.*	59,655
1,962	Adobe Systems, Inc.*	47,422
1,391	NetApp, Inc.*	47,211
1,092	Global Payments Inc.	44,106

		693,093

17.50% HEALTH CARE
1,653	Baxter International Inc.	92,799
2,065	Gilead Sciences, Inc.*	80,122
1,100	Johnson & Johnson	70,081
1,303	Varian Medical Systems, Inc.*	67,964
671	Novo-Nordisk A/S, ADR	66,778

		377,744

10.37% INDUSTRIALS
1,237	United Technologies Corp.	87,035
2,014	Danaher Corp.	84,467
641	Cummins Inc.	52,344

		223,846

9.10% ENERGY
2,900	Enbridge, Inc.	92,597
906	EOG Resources, Inc.	64,335
440	Core Laboratories N.V.	39,525

		196,457

7.82% CONSUMER STAPLES
985	Colgate-Palmolive Co.	87,350
1,315	PepsiCo, Inc.	81,399

		168,749

The Torray Resolute Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2011 (unaudited)

	Shares	Market Value

5.27% MATERIALS
683	Praxair, Inc.	$63,847
746	Compass Minerals International, Inc.	49,818

		113,665

5.12% CONSUMER DISCRETIONARY
806	Nike, Inc., Class B	68,921
775	Tupperware Brands Corp.	41,648

		110,569

5.09% FINANCIALS
668	Franklin Resources, Inc.	63,887
1,528	JPMorgan Chase & Co.	46,023

		109,910

4.63% TELECOMMUNICATIONS
1,859	American Tower Corp., Class A*	100,014

TOTAL COMMON STOCK 97.01%		2,094,047
(cost $2,308,740)

Principal Amount ($)

SHORT-TERM INVESTMENTS 5.81%
125,341	BNY Mellon Cash Reserve, 0.05%(1)	125,341
(cost $125,341)

TOTAL INVESTMENTS 102.82%		2,219,388
(cost $2,434,081)

LIABILITIES LESS OTHER ASSETS (2.82%)		(60,888)

NET ASSETS 100.00%		$2,158,500

TOP 10 HOLDINGS
1	American Tower Corp., Class A	6	Oracle Corp.
2	Apple Inc.	7	Colgate-Palmolive Co.
3	Visa, Inc., Class A	8	United Technologies Corp.
4	Baxter International Inc.	9	Danaher Corp.
5	Enbridge, Inc.	10	PepsiCo, Inc.

*	Non-income producing securities.
(1)	Represents current yield at September 30, 2011.
ADR	- American Depository Receipt

See notes to the Schedules of Investments.

The Torray Fund

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2011 (unaudited)

Securities Valuation    Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the “Advisor”) believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees (the “Board” or “Trustees”) in accordance with the Fund’s Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements    Various inputs are used in determining the fair value of investments which are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of September 30, 2011 is as follows:

Valuation Inputs	Torray Fund	Torray Institutional Fund	Torray Resolute Fund

Level 1 - Quoted Prices *	$321,097,990	$20,723,909	$2,219,388
Level 2 - Other Significant Observable Inputs	-	-	-
Level 3 - Significant Unobservable Inputs	-	-	-

Total Market Value of Investments	$321,097,990	$20,723,909	$2,219,388

*    Security types and industry classifications as defined in the Schedules of Investments.

The Funds did not have significant transfers between Level 1 and Level 2 investments during the period.

Tax Disclosure    No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2011.

The following information is based upon the book basis of investment securities as of September 30, 2011:

	Torray Fund	Torray Institutional Fund	Torray Resolute Fund
Gross unrealized appreciation	$ 42,538,983	$ 1,930,431	$ 40,015
Gross unrealized depreciation	(37,200,127)	(1,973,116)	(254,708)

Net unrealized appreciation/depreciation	$ 5,338,856	$ (42,685)	$ (214,693)

Aggregate book cost	$ 315,759,134	$ 20,766,594	$ 2,434,081

At December 31, 2010, the Torray Fund had net capital loss carryforwards for federal income tax purposes of $89,847,597 which are available to reduce future required distributions of net capital gains to shareholders through 2017. At December 31, 2010, the Torray Institutional Fund had net capital loss carryforwards for federal income tax purposes of $339,016, $3,679,435 and $1,023, respectively, which are available to reduce future required distributions of net capital gains to shareholders through 2016, 2017 and 2018, respectively. The Torray Resolute Fund had no capital loss carryforwards as of December 31, 2010. Under the current tax law, capital losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year for tax purposes. There were no Post-October losses as of December 31, 2010.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Torray Fund

By (Signature and Title)*     /s/ Robert E. Torray

Robert E. Torray, President

(principal executive officer)

Date     10/19/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Robert E. Torray

Robert E. Torray, President

(principal executive officer)

Date     10/19/11

By (Signature and Title)*     /s/ William M Lane

William M Lane, Treasurer

(principal financial officer)

Date     10/19/11

*	Print the name and title of each signing officer under his or her signature.